Shareholders' Equity and Partners' Capital - Narrative (Detail) - USD ($) $ / shares in Units, $ in Millions					12 Months Ended
	Jan. 31, 2019	Jan. 29, 2019	Oct. 05, 2017	Sep. 11, 2017	Dec. 31, 2018	Dec. 31, 2017
Class A Shares
Stockholders Equity and Partners Capital [Line Items]
Dividend Declared					$ 1.7075	$ 1.5297
Dividends Declared, Ordinary					1.2669	1.1542
Non-Dividend Distribution					$ 0.4406	$ 0.3755
Public Stock Offering | Class A Shares
Stockholders Equity and Partners Capital [Line Items]
Number of shares offered in public offering (in shares)	19,600,000			13,200,000
Net proceeds from public offering of stock	$ 548.4			$ 387.5
Over-Allotment Option | Class A Shares
Stockholders Equity and Partners Capital [Line Items]
Number of shares offered in public offering (in shares)	2,600,000			1,700,000
Subsidiaries
Stockholders Equity and Partners Capital [Line Items]
Operating Partnership units held (in units)			9,800,000
Empire City Casino
Stockholders Equity and Partners Capital [Line Items]
Operating Partnership units held (in units)		12,900,000